Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
Share Capital
15.	Share Capital

(a)	Authorized

The Company has authorized share capital of an unlimited number of common shares, an unlimited number of Class A Special Shares, an unlimited number of Class B Special Shares, and an unlimited number of preferred shares, issuable in series, with no par value.

On August 26, 2025, the Company implemented a 1-for-3.125 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On January 12, 2026, the Company implemented a 1-for-5 Reverse Stock Split on its common shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number.

On April 13, 2026, the Company implemented a 1-for-4.5 Reverse Stock Split on its ordinary shares. No fractional shares were issued in connection with the Reverse Stock Split. Any fractional shares resulting from the Reverse Stock Split were rounded down to the nearest whole number. All share and per share data in these consolidated financial statements have been retroactively restated to reflect the effect of the reverse stock split.

(b)	Shares issued and outstanding

	Number of shares	Capital
Balance, December 31, 2024	29,098	$63,319,398
Issuance of shares from private placement	3,250	320,000
Issuance of shares upon conversion of note	408,427	10,737,400
Fair value adjustment on the converted promissory note	–	(777,627)
Share issuance costs	–	(44,071)
Impact on loss of control of Canmart	–	(3)
Balance, December 31, 2025	440,775	73,555,097
Issuance of shares upon conversion of note	93,635	1,341,865
Effect of reverse share split – Cancelled shares	(26)	–
Payment of offering costs in connection with the issuance of convertible promissory notes	–	(25,920)
Balance, June 30, 2026	534,384	$74,871,042

During the six months ended June 30, 2026, the Company had the following share capital transactions:

(i)	On January 14, 2026, pursuant to the conversion of September Note (note 14), the Company issued a total of 26,218 common shares at conversion price of $15.26 for an aggregate amount of $399,957, of which, 15,418 common shares was issued for the conversion of the principal loan for an aggregate amount of $235,204 and 10,800 common shares with a fair value of $78,839 was issued for the conversion of interest.

(ii)	On January 16, 2026, pursuant to the conversion of September Note (note 14), the Company issued 26,218 common shares at conversion price of $15.26 for an aggregate principal amount of $399,957.

During the six months ended June 30, 2026, the Company had the following share capital transactions (continued):

(iii)	On January 22, 2026, pursuant to the full and final conversion of September Note (note 14), the Company issued a total of 41,199 common shares at conversion price of $15.26 for an aggregate amount of $628,642, of which, 41,129 common shares was issued for the conversion of the remaining principal loan for an aggregate amount of $627,439 and 70 common shares with a fair value of $426 was issued for the conversion of interest.

(iv)	In connection with the private placement completed during the period, the Company incurred a total issuance costs of $25,920.

During the year ended December 31, 2025, the Company had the following share capital transactions:

(i)	On March 26, 2025, pursuant to a series of subscription agreement entered with investors on March 21 and 24, 2025, the Company completed its private offering with the issuance of 3,250 common shares at a subscription price of $98.44 per share for gross proceeds of $320,000.

(ii)	On October 2, 2025, pursuant to the conversion of promissory note (note 14), the Company issued 68,828 common shares at conversion price of $64.80 for an aggregate principal amount of $4,460,000.

(iii)	On October 6, 2025, pursuant to the conversion of promissory note (note 14), the Company issued 1,422 common shares at conversion price of $64.80 for an aggregate principal amount of $92,160.

(iv)	On October 9, 2025, pursuant to the conversion of September Note (note 14), the Company issued 1,778 common shares at conversion price of $44.94 for an aggregate principal amount of $79,900.

(v)	On October 16, 2025, pursuant to the conversion of September Note (note 14), the Company issued 5,111 common shares at conversion price of $45.33 for an aggregate principal amount of $231,668.

(vi)	On October 21, 2025, pursuant to the conversion of September Note (note 14), the Company issued 10,222 common shares at conversion price of $42.65 for an aggregate principal amount of $435,965.

(vii)	On October 24, 2025, pursuant to the conversion of September Note (note 14), the Company issued 5,111 common shares at conversion price of $40.93 for an aggregate principal amount of $209,185.

(viii)	On November 14, 2025, pursuant to the conversion of September Note (note 14), the Company issued 5,111 common shares at conversion price of $24.67 for an aggregate principal amount of $126,097.

(ix)	On November 17, 2025, pursuant to the conversion of September Note (note 14), the Company issued 10,889 common shares at conversion price of $24.67 for an aggregate principal amount of $268,642.

During the year ended December 31, 2025, the Company had the following share capital transactions (continued):

(x)	On November 24, 2025, pursuant to the conversion of September Note (note 14), the Company issued 1,022 common shares at conversion price of $17.65 for an aggregate principal amount of $18,045.

(xi)	On November 26, 2025, pursuant to the conversion of September Note (note 14), the Company issued 1,333 common shares at conversion price of $18.63 for an aggregate principal amount of $24,837.

(xii)	On December 3, 2025, pursuant to the conversion of September Note (note 14), the Company issued 1,156 common shares at conversion price of $18.68 for an aggregate principal amount of $21,587.

(xiii)	On December 8, 2025, pursuant to the conversion of September Note (note 14), the Company issued 76,445 common shares at conversion price of $18.09 for an aggregate principal amount of $1,383,224.

(xiv)	On December 15, 2025, pursuant to the conversion of September Note (note 14), the Company issued 100,000 common shares at conversion price of $15.26 for an aggregate principal amount of $1,525,500.

(xv)	On December 16, 2025, pursuant to the conversion of September Note (note 14), the Company issued 8,889 common shares at conversion price of $18.09 and 11,111 common shares at conversion price of $15.68 for an aggregate principal amount of $335,090.

(xvi)	On December 18, 2025, pursuant to the conversion of September Note (note 14), the Company issued 55,555 common shares at conversion price of $15.26 for an aggregate principal amount of $847,500.

(xvii)	On December 19, 2025, pursuant to the conversion of September Note (note 14), the Company issued 33,333 common shares at conversion price of $15.26 for an aggregate principal amount of $508,500.

(xviii)	On December 23, 2025, pursuant to the conversion of September Note (note 14), the Company issued 11,111 common shares at conversion price of $15.26 for an aggregate principal amount of $169,500.

(xix)	In connection with the private placement completed during the year, the Company incurred a total share issuance costs of $44,071.

(c)	Special Shares

Class A Special Shares

On August 29, 2025, the Company approved an amendment of the Articles to create a new class of special common shares without nominal or par value (the “Class A Special Shares). The Class A Special Shares is convertible into Company common shares on a one for one basis. The holders of the Class A Special Shares shall be entitled to one vote for each Class A Special Shares held at all meetings of shareholders of the Corporation and shall vote as a single class with the Common Shares.

In the event of any Liquidation Distribution, subject to the prior rights of the holders of the shares of any other class ranking senior to the Common Shares and equal in rank to the Common Shares and Class B Special Shares, the holders of the Class A Special Shares shall be entitled to receive all remaining property and assets of the Corporation.

Class B Special Shares

On August 29, 2025, the Company approved an amendment of the Articles to create a new class of special common shares without nominal or par value (the “Class B Special Shares”). The Class B Special Shares is convertible into Company common shares on a one for one basis. The holders of the Class B Special Shares shall be entitled to one vote for each Class B Special Share held at all meetings of shareholders of the Corporation and shall vote as a single class with the Common Shares and the Class A Special Shares, other than meetings at which only the holders of another class or series of shares are entitled to vote separately as a class or series.

In the event of any Liquidation Distribution, subject to the prior rights of the holders of the shares of any other class ranking senior to the Common Shares and equal in rank to the Class A Special Shares and Common Shares, the holders of the Class B Special Shares shall be entitled to receive all remaining property and assets of the Corporation.

Issued and Outstanding

On August 29, 2025, the Company issued 6,441 Class A Special Shares with a fair value of $597,836 pursuant to the acquisition of First Towers in accordance with the terms of the amended SEA (note 4).

On November 28, 2025, the Company issued 212,265 Class B Special Shares with a fair value of $19,700,885 pursuant to the acquisition of First Towers in accordance with the terms of the amended SEA (note 4) and 32,549 Class B Special Shares with a fair value $754,356 pursuant to the settlement of PGC DSA and Dunstan DSA. In connection with the debt settlement, the Company recognized a gain on debt settlement of $1,893,196 in the consolidated statements of loss and comprehensive loss.

A summary of the Company’s outstanding Special Shares as at June 30, 2026 are as follows:

	Number of Class A Special Shares	Number of Class B Special Shares	Capital
Balance, December 31, 2024	–	–	$–
Issuance of special shares pursuant to the acquisition of First Towers	6,441	212,265	20,298,721
Issuance of special shares pursuant to a debt settlement	–	32,549	754,356
Balance, December 31, 2025 and June 30, 2026	6,441	244,814	$21,053,077

(d)	Loss per share

The weighted average number of common shares outstanding for basic and diluted loss per share for the six months ended June 30, 2026 was 525,042 (2025 – 30,840). The Company did not have any potential dilution during the six months ended June 30, 2026 and 2025.

(e)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, as amended in March 2024, the Company may award up to 30% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

There were no RSUs granted and outstanding during the six months ended June 30, 2026 and the year ended December 31, 2025.